Commitments and Contingencies and Off Balance Sheet Arrangements - Guarantees (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 29, 2016 USD ($) Stores	Apr. 30, 2015 USD ($) Stores	Feb. 25, 2017 USD ($)	Dec. 02, 2017 USD ($)	Apr. 30, 2016 USD ($)	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)
California Department of Industrial Relations [Member]
Commitments and Contingencies Disclosure [Abstract]
Outstanding balance on letters of credit			$ 237,600	$ 205,600		$ 247,700
Haggen
Commitments and Contingencies Disclosure [Abstract]
Number of store properties assigned to Haggen			In connection with FTC-mandated divestitures, the Company assigned leases with respect to 93 store properties to Haggen.
Date Haggen commenced bankruptcy			Sep. 08, 2015
Bankruptcy court			United States Bankruptcy Court for the District of Delaware
Date Haggen secured Bankruptcy court approval			Oct. 19, 2015
Number of acquired store | Stores		19
Aggregate purchase price		$ 10,700
Total Loss contingent Liability			$ 32,200		$ 1,600	$ 5,750	$ 30,600
Number of stores acquired | Stores	29
Total purchase consideration	$ 113,800